Annual Fund Operating Expenses	Sep. 28, 2026
FIS Christian Stock Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.68%
FIS Bright Portfolios Focused Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.66%

[1]	Acquired Fund Fees and Expenses (“AFFE”) which are estimated are the indirect costs of investing in other investment companies.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.